Interests in Other Entities - Parent - Disclosure of Movements in Company's Interests in Subsidiaries - Parent (Details) - Santander UK Group Holdings plc £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Investments in subsidiaries	£ 11,635	£ 11,635
Cost
Disclosure of subsidiaries [line items]
Investments in subsidiaries	11,645		$ 11,645
Accumulated impairment
Disclosure of subsidiaries [line items]
Investments in subsidiaries	£ (10)	£ (10)